Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Year Ended December 31,
	2015	2014

Stock options to purchase common stock	1,022,195	286,501
Warrants to purchase common stock	383,321	224,248
Rights to common stock	-	70,755